Average Annual Total Returns	0 Months Ended
	Nov. 28, 2011
(Institutional) | (Delaware Core Plus Bond Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class
Average Annual Return:
1 Year	8.14%
5 Years	6.88%
10 Years	6.06%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	6.51%
5 Years	5.03%
10 Years	4.20%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.27%
5 Years	4.77%
10 Years	4.06%
(Retail) | (Delaware Core Plus Bond Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Retail) | (Delaware Core Plus Bond Fund) | Class A
Average Annual Return:
1 Year	3.06%
5 Years	5.59%
10 Years	5.27%
(Retail) | (Delaware Core Plus Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	1.59%
5 Years	3.85%
10 Years	3.52%
(Retail) | (Delaware Core Plus Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.96%
5 Years	3.72%
10 Years	3.44%
(Retail) | (Delaware Core Plus Bond Fund) | Class B
Average Annual Return:
1 Year	3.08%
5 Years	5.56%
10 Years	5.15%
(Retail) | (Delaware Core Plus Bond Fund) | Class C
Average Annual Return:
1 Year	6.07%
5 Years	5.79%
10 Years	5.00%
(Retail) | (Delaware Core Plus Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/10)
1 Year	7.60%
5 Years	6.37%
Lifetime	4.70%
(Institutional) | (Delaware Inflation Protected Bond Fund) | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.31%
5 Years	5.33%
Lifetime	5.14%	[1]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class
Average Annual Return:
1 Year	6.51%
5 Years	5.86%
Lifetime	5.57%	[1]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	4.84%
5 Years	4.31%
Lifetime	3.92%	[1]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.65%
5 Years	4.14%
Lifetime	3.82%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.31%
5 Years	5.33%
Lifetime	5.14%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A
Average Annual Return:
1 Year	1.47%
5 Years	4.62%
Lifetime	4.53%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(0.04%)
5 Years	3.18%
Lifetime	2.97%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.36%
5 Years	3.12%
Lifetime	2.96%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class B
Average Annual Return:
1 Year	1.45%
5 Years	3.54%
Lifetime	4.58%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class C
Average Annual Return:
1 Year	4.55%
5 Years	4.81%
Lifetime	4.60%	[1]

[1]	Lifetime (12/1/04–12/31/10)